Fair Value (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Carrying Amount and Fair Value of Financial Instruments by Category
Carrying amount and fair value of financial instruments by category as at December 31, 2019 and 2020, are as follows:

	December 31, 2019			December 31, 2020
(In millions of Korean won)	Carrying amount		Fair value	Carrying amount		Fair value
Financial assets
Cash and cash equivalents	￦	2,305,894	1	￦	2,634,624	1
Trade and other receivables
Financial assets measured at amortized cost 2		5,748,459	1		4,976,423	1
Financial assets at fair value through other comprehensive income		1,256,266	1,256,266		1,118,619	1,118,619
Other financial assets
Financial assets measured at amortized cost		441,804	1		671,068	1
Financial assets at fair value through profit or loss		632,324	632,324		809,919	809,919
Financial assets at fair value through other comprehensive income		557,342	557,342		258,516	258,516
Derivative financial assets for hedging		58,576	58,576		7,684	7,684

Total	￦	11,000,665		￦	10,476,853

Financial liabilities
Trade and other payables	￦	8,679,698	1	￦	7,017,639	1
Borrowings		7,298,867	1		7,316,298	1
Other financial liabilities
Financial liabilities at amortized cost		129,945	1		132,558	1
Financial liabilities at fair value through profit or loss		38	38		2,682	2,682
Derivative financial liabilities for hedging		20,096	20,096		127,929	127,929

Total	￦	16,128,644		￦	14,597,106

1	The Group did not conduct fair value estimation since the book amount is a reasonable approximation of the fair value
2	With the application of IFRS 7, lease receivables are excluded from fair value disclosure.

Summary of Fair Value Hierarchy Classifications of Financial Assets and Financial Liabilities That are Measured at Fair Value
Fair value hierarchy classifications of the financial assets and financial liabilities that are measured at fair value or its fair value is disclosed as at December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	December 31, 2019
	Level 1		Level 2		Level 3		Total
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	—	￦	1,256,266	￦	—	￦	1,256,266
Other financial assets
Financial assets at fair value through profit or loss		232		136,951		495,141		632,324
Financial assets at fair value through other comprehensive income		6,738		508,550		42,054		557,342
Derivative financial assets for hedging		—		40,788		17,788		58,576
Disclosed fair value

Investment properties		—		—		2,304,583		2,304,583

Total	￦	6,970	￦	1,942,555	￦	2,859,566	￦	4,809,091

Liabilities
Other financial liabilities
Financial liabilities at fair value through profit or loss	￦	—	￦	38	￦	—	￦	38
Derivative financial liabilities for hedging		—		20,096		—		20,096

Total	￦	—	￦	20,134	￦	—	￦	20,134

(In millions of Korean won)	December 31, 2020
	Level 1		Level 2		Level 3		Total
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	—	￦	1,118,619	￦	—	￦	1,118,619
Other financial assets
Financial assets at fair value through profit or loss		46,449		330,961		432,509		809,919
Financial assets at fair value through other comprehensive income		5,606		202,121		50,789		258,516
Derivative financial assets for hedging		—		7,684		—		7,684
Disclosed fair value

Investment properties		—		—		2,645,482		2,645,482

Total	￦	52,055	￦	1,659,385	￦	3,128,780	￦	4,840,220

Liabilities
Other financial liabilities
Financial liabilities at fair value through profit or loss	￦	—	￦	45	￦	2,637	￦	2,682
Derivative financial liabilities for hedging		—		123,735		4,194		127,929

Total	￦	—	￦	123,780	￦	6,831	￦	130,611

Summary of Changes in Level 3 of Fair Value Hierarchy for Recurring Fair Value Measurements
Details of changes in Level 3 of the fair value hierarchy for the recurring fair value measurements as at December 31, 2019 and 2020, are as follows:

	2019
	Financial assets				Financial liabilities
(In millions of Korean won)	Financial assets at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Derivative financial assets (liabilities) for hedging		Financial liabilities at fair value through profit or loss
Beginning balance	￦	163,600	￦	311,536	￦	(10,183)	￦	7,758
Purchases		584,671		6,081		—		—
Reclassification		225,873		(444,782)		—		—
Disposal		(485,419)		(941)		—		(9,734)
Amount recognized in profit or loss 1,2		6,416		—		14,462		1,976
Amount recognized in other comprehensive income 1		—		170,160		13,509		—

Ending balance	￦	495,141	￦	42,054	￦	17,788	￦	—

1	Amount recognized in profit or loss and other comprehensive income with respect to derivative financial liabilities for hedging comprises loss on valuation of derivative instruments.
2	Amount recognized in profit or loss with respect to financial liabilities at fair value through profit or loss comprises loss on valuation of derivative instruments.

	2020
	Financial assets				Financial liabilities
(In millions of Korean won)	Financial assets at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Financial liabilities at fair value through profit or loss		Derivative financial assets (liabilities) for hedging
Beginning balance	￦	495,141	￦	42,054	￦	—	￦	(17,788)
Purchases		374,259		13,142		2,798		—
Reclassification		208		—		—		—
Disposal		(451,663)		(571)		—		—
Amount recognized in profit or loss 1,2		14,564		(428)		(161)		29,345
Amount recognized in other comprehensive income 1		—		(3,408)		—		(7,363)

Ending balance	￦	432,509	￦	50,789	￦	2,637	￦	4,194

1	Amount recognized in profit or loss and other comprehensive income with respect to derivative financial liabilities for hedging comprises loss on valuation of derivative instruments.
2	Amount recognized in profit or loss with respect to financial liabilities at fair value through profit or loss comprises loss on valuation of derivative instruments.

Summary of Valuation Techniques and Inputs
Valuation techniques and inputs used in the recurring,
non-recurring
fair value measurements and disclosed fair values categorized within Level 2 and Level 3 of the fair value hierarchy as at December 31, 2019 and 2020, are as follows:

	December 31, 2019
(In millions of Korean won)	Fair value		Level	Valuation techniques
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	1,256,266	2	DCF Model
Other financial assets
Financial assets at fair value through profit or loss		632,092	2,3	DCF Model, Adjusted net asset model
Financial assets at fair value through other comprehensive income		550,604	2,3	DCF Model, Comparable Company Analysis
Derivative financial assets for hedging		58,576	2,3	Hull-White model, DCF Model
Investment properties		2,304,583	3	DCF Model
Liabilities
Other financial liabilities
Financial liabilities at fair value through profit or loss	￦	38	2	DCF Model
Derivative financial liabilities for hedging		20,096	2	DCF Model

	December 31, 2020
(In millions of Korean won)	Fair value		Level	Valuation techniques
Assets
Trade and other receivables
Financial assets at fair value through other comprehensive income	￦	1,118,619	2	DCF Model
Other financial assets
Financial assets at fair value through profit or loss		763,470	2,3	DCF Model, Adjusted net asset model
Financial assets at fair value through other comprehensive income		252,910	2,3	DCF Model, Comparable Company Analysis
Derivative financial assets for hedging		7,684	2	DCF Model
Investment properties		2,645,482	3	DCF Model
Liabilities
Other financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,682	2,3	DCF Model, Binomial Option Pricing
Derivative financial liabilities for hedging		127,929	2,3	Hull-White model, DCF Model

Summary of Details and Changes of Total Deferred Difference
In relation to this, details and changes of the total deferred difference for the years ended December 31, 2019 and 2020, are as follows:

	2019				2020
(In millions of Korean won)	Derivatives used for hedging		Derivative held for trading		Derivatives used for hedging		Derivative held for trading
I. Beginning balance	￦	5,107	￦	(2,824)	￦	3,682	￦	—
II. New transactions		—		—		—		—
III. Recognized at fair value through profit or loss		(1,425)		2,824		(1,425)		—

IV. Ending balance (I+II+III)	￦	3,682	￦	—	￦	2,257	￦	—